CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (224,425)	$ 89,177	$ 73,622
Fair value adjustments to hedging financial instruments	(7,695)	(12,748)	(3,433)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	1,059	0	(3,127)
Fair value adjustments to investment securities classified as available-for-sale	(4,608)	(2,190)	2,244
Earnings reclassification of previously deferred fair value adjustments to investment securities classified as available-for-sale securities	4,888	2,181	0
Fair value adjustments to hedging financial instruments in associated companies			(206)
Other comprehensive income/(loss)	55	(6)	(74)
Other comprehensive loss, net of tax	(6,301)	(12,763)	(4,596)
Comprehensive (loss)/income	$ (230,726)	$ 76,414	$ 69,026